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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07564

Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


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MORGAN STANLEY CALIFORNIA QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2006 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                  COUPON     MATURITY
 THOUSANDS                                                                                   RATE        DATE             VALUE
 ---------                                                                                   ----        ----             -----
               TAX-EXEMPT MUNICIPAL BONDS  (137.2%)
               General Obligation  (16.3%)
               California,
    $5,000        Various Purpose Dtd 04/01/02                                               6.00%     04/01/19        $5,793,950
     1,375        Various Purpose Dtd 04/01/93                                               5.90      04/01/23         1,378,768
       500     California Municipal Finance Authority, American Heritage                     5.25      06/01/26           507,445
                  Educational Foundation Ser 2006 A
     2,000     Los Angeles Unified School District, Election of 2004                         5.00      07/01/30         2,078,400
                  Ser 2006 F (MBIA)
     6,900     Poway Unified School District, 2002 Ser A  (MBIA)                             5.00      08/01/27         7,119,834
     1,000     San Francisco City & County, Laguna Honda Hospital                            6.56++    06/15/30         1,119,120
                  RITES PA 1387 (FSA)
     2,000     Tobacco Securitization Authority of Northern California,                      5.00      06/01/37         1,958,300
                  Ser 2005 A-1
     1,000     Washington Unified School District, 2004 Ser A (FGIC)                         5.00      08/01/21         1,041,990
     1,000     Puerto Rico Common Wealth Government Development Bank Ser B                   5.00      12/01/16         1,043,170
 ---------                                                                                                           ------------
    20,775                                                                                                             22,040,977
 ---------                                                                                                           ------------

               Educational Facilities Revenue  (12.9%)
     1,240     ABAG Finance Authority for Nonprofit Corporations, California School          5.25      10/01/26         1,278,924
                  of Mechanical Art-Lick-Wilmeading High School Ser 2002
               California Educational Facilities Authority,
     2,000        Pitzer College Ser 2005 A                                                  5.00      04/01/30         2,027,240
     1,000        University of Redlands Ser 2005 A                                          5.00      10/01/31         1,012,040
     2,000     California Infrastructure & Economic Development Bank, The Scripps            5.00      07/01/29         2,057,160
                  Research Institute Ser 2005 A
               California State University,
     1,400        Ser 2003 A (FGIC)                                                          5.25      11/01/21         1,488,914
     1,200        Ser 2005 A (Ambac)                                                         5.00      11/01/35         1,238,976
     1,100     San Diego County, Burnham Institute for Medical Research                      5.00      09/01/34         1,103,014
                  Ser 2006 COPs
               University of California,
     2,000        Multi Purpose Ser Q (FSA)                                                  5.00      09/01/31         2,061,840
     5,000        Ser 2003 A (Ambac)                                                         5.00      05/15/33         5,146,000
 ---------                                                                                                           ------------
    16,940                                                                                                             17,414,108
 ---------                                                                                                           ------------

               Electric Revenue  (12.4%)
               Los Angeles Department of Water & Power,
     2,000        2001 Ser A                                                                 5.00      07/01/24         2,027,240
     3,000        2003 Ser A Subser A-2 (MBIA)**                                             5.00      07/01/22         3,124,200
     4,000     Modesto Irrigation District, Ser 2001 A COPs (FSA)                            5.00      07/01/31         4,080,600
               Santa Clara,
     2,610        Sub Ser 2003 A (MBIA)                                                      5.00      07/01/23         2,703,673
     2,735        Sub Ser 2003 A (MBIA)                                                      5.00      07/01/24         2,825,255
     2,000     Turlock Irrigation District, Refg 1998 Ser A (MBIA)                           5.00      01/01/26         2,035,060
 ---------                                                                                                           ------------
    16,345                                                                                                             16,796,028
 ---------                                                                                                           ------------

               Hospital Revenue  (15.3%)
               California Health Facilities Financing Authority,
     2,555        Catholic Healthcare West 2004 Ser G                                        5.25      07/01/23         2,648,615

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
     3,000        Cedars-Sinai Medical Center Ser 1997 A (MBIA)                              5.25      08/01/27         3,090,240
     2,000        Cedars-Sinai Medical Center Ser 2005                                       5.00      11/15/34         2,022,220
     1,000        Kaiser Permanente Ser 2006 A                                               5.25      04/01/39         1,032,610
     5,000     California Infrastructure & Economic Development Bank, Kaiser                 5.55      08/01/31         5,227,100
                  Hospital Ser 2001 A
               California Statewide Community Development Authority,
     3,000        Adventist Healthwest 2005 Ser A                                            5.00      03/01/35         3,030,960
     1,000        Huntington Memorial Hospital Ser 2005                                      5.00      07/01/27         1,024,170
     2,500     Central California Joint Powers Health Financing Authority,                   6.00      02/01/30         2,601,625
                 Community Hospitals of Central California Ser 2000 COPs
 ---------                                                                                                           ------------
    20,055                                                                                                             20,677,540
 ---------                                                                                                           ------------

               Industrial Development/Pollution Control Revenue  (2.0%)
     2,500     California Pollution Control Financing Authority, San Diego Gas &             5.90      06/01/14         2,767,850
                 Electric Co 1996 Ser A
 ---------                                                                                                           ------------
               Mortgage Revenue - Multi-Family  (0.7%)
     1,000     Independent Cities, Lease Finance Authority, Mobil Home Revenue,              5.00      05/15/31           999,220
                 San Juan Mobile Estates Ser A
 ---------                                                                                                           ------------
               Mortgage Revenue - Single Family  (2.2%)
     2,915     California Housing Finance Agency, Home 1993 Ser B                            5.65      08/01/14         2,918,002
 ---------                                                                                                           ------------

               Public Facilities Revenue  (16.2%)
               California Public Works Board,
     1,000        Butterfield State Office 2005 Ser A                                        5.25      06/01/30         1,041,890
     2,000        Mental Health 2004 Ser A                                                   5.00      06/01/24         2,053,980
     2,965        Mental Health 2004 Ser A                                                   5.00      06/01/25         3,039,155
     4,000     Irvine Unified School District - Community Facilities District #86-1,         5.00      11/01/19         4,157,520
                  Special Tax Ser 1998 (Ambac)
     2,000     Modesto Tax Community Facilities District No 4                                5.15      09/01/36         1,983,280
     3,000     Sacramento City Financing Authority, 2003 Capital Improvement                 5.00      12/01/33         3,084,150
                  (Ambac)
     2,000     San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)                 5.00      06/01/37         2,043,280
     1,000     Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)                 5.00      09/01/30         1,026,370
               Puerto Rico Public Buildings Authority,
     3,000        Ser D (Ambac)                                                              0.00+     07/01/30         2,385,630
     1,000        Ser J (Ambac) (Mandatory Tender 07/01/12)                                  5.00      07/01/36         1,052,460
 ---------                                                                                                           ------------
    21,965                                                                                                             21,867,715
 ---------                                                                                                           ------------

               Tax Allocation Revenue  (17.8%)
     2,100     Burbank Public Financing Authority, Golden State Redevelopment                5.25      12/01/21         2,227,596
                  2003 Ser A (Ambac)
     1,000     Capistrano Unified School District, Community Facilities District             5.00      09/01/29         1,035,020
                 #98-2 Ladera Ser 2005 Refg (FGIC)
     1,000     Chula Vista Public Financing Authority, Ser A 2005 (MBIA)                     5.00      09/01/29         1,029,760
     1,000     Culver City Redevelopment Agency Ser 2005 A (Ambac)                           5.00      11/01/25         1,035,120
     2,000     Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA)                        5.00      09/01/22         2,071,660
     5,090     Poway Redevelopment Agency, Pagway Redevelopment DRIVERS                      6.54++    06/15/11         5,630,202
                  Ser 372 (MBIA)
     7,000     Rosemead Redevelopment Agency, Project #1 Ser 1993 A                          5.60      10/01/33         7,003,360
     2,000     San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA)                 5.00      09/01/23         2,069,120
     2,000     San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)                    5.00      08/01/32         2,034,400
 ---------                                                                                                           ------------
    23,190                                                                                                             24,136,238
 ---------                                                                                                           ------------

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
               Transportation Facilities Revenue  (7.6%)
     3,000     Bay Area Toll Authority, San Francisco Bay Area Toll Bridge                   5.00      04/01/31         3,115,170
                  2001 Ser D
     3,000     Port of Oakland, Refg Ser N (AMT) (MBIA)                                      5.00      11/01/22         3,076,620
     4,000     San Jose, Airport Ser 2001 A (FGIC)                                           5.00      03/01/31         4,076,040
 ---------                                                                                                           ------------
    10,000                                                                                                             10,267,830
 ---------                                                                                                           ------------

               Water & Sewer Revenue  (26.6%)
     2,000     California Department of Water Resources, Central Valley                      5.25      12/01/19         2,142,520
                  Ser Y (FGIC)
     1,500     Eastern Municipal Water District, Water & Sewer Refg                          5.00      07/01/32         1,546,080
                  Ser 2006 A (MBIA)
     2,000     Los Angeles, Wastewater Refg Ser 2003 B (FSA)                                 5.00      06/01/22         2,082,380
     4,000     Los Angeles Department of Water & Power, Water 2001 Ser A                    5.125      07/01/41         4,079,680
     8,400     Metropolitan Water District of Southern California,                           5.00      10/01/27         8,672,495
                  2003 Ser B-2 (FGIC)
     2,000     Riverside, Water Ser 2001 (FGIC)                                              5.00      10/01/31         2,138,200
     4,000     Sacramento County Sanitation Districts Financing Authority,                   5.00      12/01/27         4,091,880
                  Refg Ser 2001 (Ambac)
     2,000     San Diego County Water Authority, Ser 2004 A COPs (FSA)                       5.00      05/01/29         2,063,500
     4,000     San Diego Public Facilities Authority, Sewer Ser 1993 A                       5.25      05/15/20         4,002,000
     5,000     San Francisco Public Utilities Commission, Water                              5.00      11/01/31         5,114,250
                 Refg Ser A 2001 (FSA)
 ---------                                                                                                           ------------
    34,900                                                                                                             35,932,985
 ---------                                                                                                           ------------
               Other Revenue  (7.2%)
     2,500     California County Tob Secuetz Asset                                           5.25      06/01/46         2,500,350
     5,000     California Economic Recovery, Ser 2004 A                                      5.00      07/01/16         5,268,900
     2,000     Golden State Tobacco Securitization Corporation, Enhanced Asset               5.00      06/01/45         2,010,500
                 Backed Ser 2005 A
 ---------                                                                                                           ------------
     9,500                                                                                                              9,779,750
 ---------                                                                                                           ------------
   180,085     TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $180,114,955)                                                   185,598,243
 ---------                                                                                                           ------------

               SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.5%)
     1,700     Newport Beach, Hoag Memorial Hospital Presbyterian 1992 Ser                    3.53*    10/01/22         1,700,000
                  (Demand 08/01/06)
       300     Orange County Sanitation District, Ser 2000 B COPs                             3.60*    08/01/29           300,000
                 (Demand 08/01/06)
 ---------                                                                                                           ------------
     2,000     TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,000,000)                                      2,000,000
 ---------                                                                                                           ------------

  $182,085     TOTAL INVESTMENTS (Cost $182,114,955) (a)(b)                                               138.7%      187,598,243
 =========

               OTHER ASSETS IN EXCESS OF LIABILITIES                                                        2.0         2,677,428

               PREFERRED SHARES OF BENEFICIAL INTEREST                                                    (40.7)      (55,026,171)
                                                                                                          ------     ------------

               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                               100.0%     $135,249,500
                                                                                                          ======     ============

-------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT         Alternative Minimum Tax.

COPs        Certificates of Participation.

DRIVERS     Derivative Inverse Tax-Exempt Receipts.

RITES       Residual Interest Tax-Exempt Securities (Illiquid securities).

+ Security is a "step-up" bond where the coupon increases on a predetermined future date.

++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $6,749,322, which represents 5.0% of net assets applicable to common shareholders.


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*           Current coupon of variable rate demand obligation.

** A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $50,750.

(a) Securities have been designated as collateral in an amount equal to $10,905,344 in connection with the open futures contracts.

(b)         The aggregate cost for federal income tax purposes is $182,091,100.
            The aggregate gross unrealized appreciation is $5,717,713 and the aggregate gross unrealized depreciation is $210,570, resulting in net unrealized appreciation of $5,507,143.

Bond Insurance:

Ambac       Ambac Assurance Corporation.

 FGIC       Financial Guaranty Insurance Company.

 FSA        Financial Security Assurance Inc.

 MBIA       Municipal Bond Investors Assurance Corporation.

 XLCA       XL Capital Assurance Inc.



FUTURES CONTRACTS OPEN AT JULY 31, 2006:

    NUMBER OF                                      DESCRIPTION, DELIVERY        UNDERLYING FACE     UNREALIZED
    CONTRACTS   LONG/SHORT                            MONTH AND YEAR            AMOUNT AT VALUE    DEPRECIATION
    ---------   ----------                            --------------            ---------------    ------------
        35         Short                       U.S. Treasury Notes 10 year,       $(3,711,094)       $(27,986)
                                                      September 2006
        70         Short                        U.S. Treasury Notes 5 year,        (7,295,313)        (22,615)
                                                      September 2006                               ----------
                               Total Unrealized Depreciation.......                                  $(50,601)
                                                                                                   ==========

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                        3